FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 26, 2023	Jun. 30, 2023	Aug. 12, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term		$ 545	$ 1,421
Loans receivable, long-term		1,695	826
Loss on provision - loan receivable		330	314
Unrealized gain (loss) on investments held at fair value		9	(406)
Accounts receivable, net		51,563	51,070
Allowance for doubtful accounts		2,400	4,900
Recoveries to bad debt		1,000
Increase to bad debt expense			5,500
Working capital		199,900
Gain (loss) on foreign currency		1,039	(303)
Senior Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate						9.50%
Effective interest rate						11.00%
Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate				8.40%
Effective interest rate				10.20%
Two Customers
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable, net		$ 12,700
Two Customers | Accounts Receivable | Customer Concentration Risk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Concentration risk (in percent)		21.20%
One Customer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable, net			$ 7,200
One Customer | Accounts Receivable | Customer Concentration Risk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Concentration risk (in percent)			12.20%
Lighthouse Strategies, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on investments held at fair value		$ 100
Illinois | Craft Grower License Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term		300
Illinois | Conditional Adult Use Dispensing Organization Licenses Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term		1,000
Illinois | Craft Grower License Loan, Maturing On July 20, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term		100
Illinois | Conditional Adult Use Dispensing Organization Licenses And Craft Grower License Loan, Maturing On July 20, 2027
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term		1,200
Spark'd
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term		0	$ 928		$ 1,000
Loans receivable, term (in years)	1 year
Interest rate (in percent)					9.50%
Loans receivable, long-term		$ 866	$ 0